Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 3: - PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31,
	2022	2023

Government authorities	$281	$325
Prepaid expenses	784	472
Other receivables	32	19

	$1,097	$816